Leases - Schedule of Future Leases Obligations (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 24, 2014	Dec. 25, 2013	Dec. 26, 2012
Future Lease Payments Due [Line Items]
December 31, 2014		$ 416
December 30, 2015		320
December 28, 2016		258
December 27, 2017		199
December 26, 2018		172
Thereafter		249
Total		1,614
Less: imputed interest (11.0% to 14.8%)		(500)
Present value of capital lease obligations		1,114
Less: current maturities	(222)	(267)	(229)
Noncurrent portion	691	847	1,114
Present value of capital lease obligations		1,114
Capital lease, minimum sublease rental		287
December 31, 2014		18,645
December 30, 2015		17,203
December 28, 2016		15,982
December 27, 2017		15,431
December 26, 2018		13,851
Thereafter		78,248
Total		159,360
Operating lease, minimum sublease rental		3,284
December 31, 2014 [Member]
Future Lease Payments Due [Line Items]
Capital lease, minimum sublease rental		115
Operating lease, minimum sublease rental		1,004
December 30, 2015 [Member]
Future Lease Payments Due [Line Items]
Capital lease, minimum sublease rental		72
Operating lease, minimum sublease rental		704
December 28, 2016 [Member]
Future Lease Payments Due [Line Items]
Capital lease, minimum sublease rental		72
Operating lease, minimum sublease rental		595
December 27, 2017 [Member]
Future Lease Payments Due [Line Items]
Capital lease, minimum sublease rental		28
Operating lease, minimum sublease rental		511
December 26, 2018 [Member]
Future Lease Payments Due [Line Items]
Operating lease, minimum sublease rental		354
Thereafter [Member]
Future Lease Payments Due [Line Items]
Operating lease, minimum sublease rental		$ 116